CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss) / income	$ 13,346	$ 1,058	$ (59,602)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization	2,443	2,518	870
Loss /(Gain) on disposal of property and equipment	106	(1)	36
Share-based compensation	3,606	2,060	405
Unrealized foreign exchange loss / (gain)	(1,407)	(129)	339
Share of income and gain from equity method investment		(1,988)	(221)
Fair value change of equity investment without readily determinable fair values under the measurement alternative	(13,450)
Change in fair value of convertible promissory notes		(14,591)	22,791
Allowance for credit losses	(688)	(199)	533
Inventory write-down / (reversal when sold)	(108)	(458)	2,456
Deferred income tax	3,363	0	0
Changes in operating assets and liabilities, net of effect of acquisition of Ezbuy:
Accounts receivable	859	(777)	1,860
Inventories	(2,455)	1,582	5,638
Prepaid expenses and other current assets	(2,005)	3,416	10,298
Amounts due from related parties	315	(377)
Long-term rental deposits	71	353	(81)
Accounts payable	(690)	4,702	(16,185)
Amounts due to related parties	(19)	(4,767)	4,953
Advance from customers	11,548	3,999	(2,374)
Accrued expenses and other current liabilities	14,373	5,292	(1,584)
Operating lease right-of-use assets	(10)	(11,976)
Operating lease liabilities	116	12,165
Net cash (used in)/provided by operating activities	29,314	1,882	(29,868)
Cash flows from investing activities
Purchase of property and equipment	(2,233)	(917)	(387)
Capitalized internal use software	(1,627)
Proceeds from disposal of property and equipment	621	236
Cash acquired from acquisition of Ezbuy			3,683
Proceeds from disposal of long-term investment	1,403
Net cash provided by / (used in) investing activities	(1,836)	(681)	3,296
Cash flows from financing activities
Proceeds from exercise of share options			13
Principal repayment of finance leases	(991)	(300)	(24)
Repurchase of ordinary shares	(2,695)	(251)	(3,354)
Net cash used in financing activities	(3,686)	(551)	(3,365)
Net (decrease) / increase in cash, cash equivalents and restricted cash	23,792	650	(29,937)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,292	(7)	(275)
Cash, cash equivalents and restricted cash at beginning of year	40,445	39,802	70,014
Cash, cash equivalents and restricted cash at end of year	65,529	40,445	39,802
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	61,477	37,736	38,808
Restricted cash	4,052	2,709	994
Supplemental cash flow information:
Income taxes paid	(27)	(133)	(55)
Interest expense paid	(92)	(66)	(4)
Noncash investing activities:
Issuance of convertible promissory notes as the consideration of acquisition of Ezbuy			(29,131)
Acquisition of property, plant and equipment included in long-term payable			$ (1,170)
Purchase of property and equipment included in accrued expenses and other current liabilities		758
Disposal of property and equipment included in prepaid expenses and other current assets		(400)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 10,261	10,060
Disposal of long-term investment included in amounts due from related parties		$ (4,223)